Related Party Transactions	12 Months Ended
Oct. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
6.	Related Party Transactions

a.	Compensation to key management personnel

(i)	The compensation to key management personnel for employment services they provide to the Company is as follows:

	Year ended	Year ended	Year ended
	October 31,	October 31,	October 31,
	2023	2022	2021
Officers:
Payroll and other short-term benefits	$-	$32,533	$297,188
Consulting fees	410,066	453,519	49,820
Share based compensation	124,808	772,786	179,996
	$534,874	$1,258,838	$527,004
Directors:
Directors’ fees	$182,261	$124,746	$38,098
Share based compensation	121,981	43,485	17,218
	$304,242	$168,231	$55,316

(ii)	Balances with related parties

	October 31,	October 31,
	2023	2022
Amounts owed to officers	$29,666	$136,149
Amounts owed to directors	12,767	70,345
	$42,433	$206,494

b.

On March 7, 2022, the Company signed an agreement with SciSparc Ltd (“SciSparc”), pursuant to which the Company and SciSparc agreed to cooperate in conducting a feasibility study using certain molecules developed by each party (the “Cooperation Agreement”). Certain of the Company’s officers and directors currently operate, manage or are engaged as officers and/or directors of SciSparc.

In June 2023, the Company entered into a research agreement with the Hebrew University of Jerusalem to evaluate our and SciSparc’s combination treatment for obesity and metabolic syndrome.

To date, the collaboration has resulted in the filing of nine patent applications.   To the extent the parties determine to proceed to a commercial cooperation, they will enter into a joint venture where the parties share the economics and rights on a 50%-50% basis. To date, no determination has been made to pursue the joint venture and the development of the molecule remains in a very early stage.

For the year ended October 31, 2023, the Company incurred research and development expenses conducted within the framework of the Cooperation Agreement in the amount of $131,409, $194,205 and nil for the years ended October 31, 2023, 2022 and 2021, respectively. As of October 31, 2023, $136,002 is owed to the Company by SciSparc (2022-$46,988).

c.	The Company shares office space with SciSparc and participates for paying office expenses– see Note 4.